Acquisition of Canadian Communications, LLC.	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisition of Canadian Communications, LLC.
3.     Acquisition of Canadian Communications, LLC.

On October 1, 2010, the Company acquired 100% of the membership interests of Canadian Communications, LLC, a Colorado limited liability company for aggregate consideration of $500,000 in cash and the issuance of 270,000 shares of Roomlinx’s common stock, par value $0.001 per share, of which 79,000 were held back as security for the sellers’ indemnification obligations.  The stock was valued at $2.70 per share, or $1,215,000.  Roomlinx, Canadian, Peyton Communications, LLC, Garneau Alliance LLC, Peyton Holdings Corporation and Ed Garneau entered into a Unit Purchase Agreement dated as of October 1, 2010 providing for the above described transaction.  In November 2011, the Holdback Shares were released in conjunction with a separation agreement between Ed Garneau and Roomlinx dated September 9, 2011.

The Purchase Agreement contained customary representations, warranties and covenants. Except for certain limited matters (including tax matters), the indemnification obligation of the former members of Canadian Communications, LLC for breaches of their representations and warranties will be subject to a $10,000 aggregate deductible and an aggregate cap of the Holdback Shares. Representations and warranties will generally survive for two years after closing, subject to a longer survival period for certain limited matters (including tax matters).  In November 2011, the Holdback Shares were released in conjunction with a separation agreement between Ed Garneau and Roomlinx dated September 9, 2011.

The acquisition of Canadian Communications, LLC involved the acquisition of five entities.  Canadian Communications, LLC owned Cardinal Connect, LLC and Cardinal Broadband, LLC directly and they owned Cardinal Hospitality, Ltd indirectly through Cardinal Connect, LLC.  A 50% joint venture interest in Arista Communications, LLC was also owned indirectly through Cardinal Broadband, LLC.

Following the acquisition, the separate entities of Canadian Communication, LLC, Cardinal Connect, LLC, and Cardinal Broadband, LLC were consolidated into Roomlinx.  Canadian Communications, LLC and Cardinal Connect, LLC now operate as Roomlinx, Inc. and Cardinal Broadband, LLC operates as a division of Roomlinx.  The Company maintains the separate entity of Cardinal Hospitality, Ltd as a subsidiary of Roomlinx, Inc. and Arista Communications, LLC, remains a 50% joint venture interest.

The following table summarizes the fair values of the assets acquired and the liabilities assumed, as of October 1, 2010.

Current assets, excluding cash acquired	$726,466
Fixed assets	2,277,651
Total assets acquired	3,004,117
Current liabilities	632,655
Long-term liabilities	71,777
66,119
Total liabilities assumed	770,551
Net assets acquired	$2,233,566

Purchase price:
Cash paid, net	$461,639
Fair market value of stock and options issued	1,215,000
Total	1,676,639
Gain on acquisition	$556,927